Taxation	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Taxation	Taxation

Taxation charge

	$ million
	2022	2021	2020
Current tax:
Charge in respect of current period	16,383	7,254	3,272
Adjustments in respect of prior periods	(947)	(719)	(56)
Total	15,436	6,535	3,216
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	5,196	2,971	(9,063)
Relating to changes in tax rates and legislation	785	10	(16)
Adjustments in respect of prior periods	524	(317)	430
Total	6,505	2,664	(8,649)
Total taxation charge/(credit)	21,941	9,199	(5,433)
Adjustments in respect of prior periods relate to events in the current period and reflect the effects of changes in rules, facts or other factors compared with those used in establishing the current tax position or deferred tax balance in prior periods. In 2022, this included a release of a tax provision in Nigeria of $543 million (2021: $628 million).
Adjustments in respect of changes in tax rates and legislation principally relate to the introduction of the UK Energy Profits Levy Act 2022 (EPL)
on July 14, 2022.
Current tax charge in respect of current period includes the European Union (EU) "Council Regulation on an emergency intervention to address high energy prices" (EU solidarity contribution). This resulted in a charge of $528 million recognised in the taxation charge and $940 million recognised in the Shell share of comprehensive income of joint ventures and associates (see Note 13).
On August 16, 2022, the Inflation Reduction Act (IRA) was enacted in the USA. As from 2023, under the IRA a Corporate Minimum Tax on Book Earnings (BMT) applies a 15% tax on adjusted financial statement income. The enactment of the IRA had no impact in 2022.

Reconciliation of applicable tax charge at statutory tax rates to taxation charge

			$ million
	2022	2021	2020
Income/(loss) before taxation	64,815	29,829	(26,967)
Less: share of profit of joint ventures and associates	(3,972)	(4,097)	(1,783)
Income/(loss) before taxation and share of profit of joint ventures and associates	60,843	25,732	(28,750)
Applicable tax charge/(credit) at standard statutory tax rates	22,170	10,097	(8,330)
Adjustments in respect of prior periods	(424)	(1,036)	374
Tax effects of:
Incentives for investment and development	(1,388)	(467)	(557)
Expenses not deductible for tax purposes	849	893	1,239
Changes in tax rates and legislation	785	10	(16)
(Recognition)/derecognition of deferred tax assets	(457)	(113)	1,458
Income not subject to tax at standard statutory rates	234	90	6
Exchange rate differences	(102)	53	339
Disposals	39	(328)	(34)
Other reconciling items	235	—	88
Taxation charge/(credit)	21,941	9,199	(5,433)

Tax rates

	2022	2021	2020
Weighted average of statutory tax rates	36%	39%	29%
Effective tax rate based on income before taxation	34%	31%	20%
Effective tax rate based on Income before taxation excluding share of profit of joint ventures and associates	36%	36%	19%
22. Taxation continued
Compared with 2021, the decrease in the weighted average of statutory tax rates reflects a lower proportion of earnings in the Upstream segment subject to relatively higher tax rates.

2022 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2022	6,562	4,993	10,518	2,744	4,545	29,362
(Charge)/credit to income	(217)	(1,261)	(3,434)	(66)	160	(4,818)
Currency translation differences	(303)	(63)	(426)	(40)	(109)	(941)
Other comprehensive income	—	—	18	(618)	70	(530)
Other	7	621	(230)	(43)	161	516
At December 31, 2022	6,049	4,290	6,446	1,977	4,827	23,589
Deferred tax liability
At January 1, 2022		(23,144)		(2,736)	(3,603)	(29,483)
(Charge)/credit to income		(1,503)		93	(277)	(1,687)
Currency translation differences		380		287	170	837
Other comprehensive income		4		(870)	18	(848)
Other		(555)		37	(261)	(779)
At December 31, 2022		(24,818)		(3,189)	(3,953)	(31,960)
Net deferred tax liability at December 31, 2022						(8,371)
Deferred tax asset/liability as presented in the balance sheet at December 31, 2022
Deferred tax asset						7,815
Deferred tax liability						(16,186)

2021 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2021	6,567	5,232	12,496	3,774	5,084	33,153
(Charge)/credit to income	63	(163)	(1,669)	(537)	(395)	(2,701)
Currency translation differences	(64)	(75)	(252)	(72)	(46)	(509)
Other comprehensive income	(3)	—	64	(435)	(74)	(448)
Other	(1)	(1)	(121)	14	(24)	(133)
At December 31, 2021	6,562	4,993	10,518	2,744	4,545	29,362
Deferred tax liability
At January 1, 2021		(23,801)		(673)	(2,831)	(27,305)
Credit/(charge) to income		566		319	(848)	37
Currency translation differences		71		114	48	233
Other comprehensive income		(18)		(2,481)	4	(2,495)
Other		38		(15)	24	47
At December 31, 2021		(23,144)		(2,736)	(3,603)	(29,483)
Net deferred tax asset at December 31, 2021						(121)
Deferred tax asset/liability as presented in the balance sheet at December 31, 2021
Deferred tax asset						12,426
Deferred tax liability						(12,547)
The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction, where this is permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.
22. Taxation continued
Other movements in deferred tax assets and liabilities principally related to acquisitions, sales of non-current assets and businesses.
The deferred tax category "Other" primarily includes deferred tax positions in respect of leases, financial assets and liabilities, inventories, intangible assets other goodwill and investments in subsidiaries, joint ventures and associates.
The deferred tax category "Plant, property and equipment" includes deferred tax positions in respect of tangible fixed assets and investments in partnerships in the USA which are considered pass-through entities by its parent for tax purposes.
Deferred tax assets of $7,815 million (2021: $12,426 million) are recognised only to the extent it is considered probable that those assets will be recoverable. This involves an assessment of when those assets are likely to be recovered, and a judgement as to whether or not there will be sufficient taxable profits available to offset the assets. It is considered probable based on business forecasts that such taxable profits will be available. For Marketing as well as Chemicals and Products, additional judgement is required; in some jurisdictions the assessment of forecasted taxable profits resulting in deferred tax asset recognition of $382 million (2021: $854 million) extends for an additional 10 years beyond Shell’s regular 10-year planning horizon. In those situations, additional risking has been applied to the forecast of taxable profits. For Integrated Gas and Upstream, deferred tax assets recognised are expected to be recovered within the period of production of each asset. For deferred tax assets of $303 million (2021: $711 million) as at December 31, 2022, this period extends beyond 10 years.
The amount of deferred tax assets which are dependent on future taxable profits not arising from the reversal of existing deferred tax liabilities, and which relate to tax jurisdictions where Shell has suffered a loss in the current or preceding year, was $4,202 million at December 31, 2022 (2021: $10,195 million). The decrease compared with 2021 is primarily attributable to the utilisation of deferred tax assets in 2022 and a higher number of entities which have generated profit in both the current and preceding year.
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates amounted to $5,521 million at December 31, 2022 (2021: $5,680 million). These retained earnings are subject to withholding tax upon distribution.
Unrecognised deductible temporary differences, unused tax losses and credits carried forward amounted to $32,491 million at December 31, 2022 (2021: $37,410 million), including amounts of $28,199 million (2021: $31,349 million) that are subject to time limits for utilisation of five years or later, or are not time limited.
Furthermore, there are unrecognised losses for Petroleum Resource Rent Tax (PRRT) in Australia which due to the annual augmentation increased to $43,832 million as at the end of the most recent PRRT fiscal year, June 30, 2022 (June 30, 2021: $42,511 million).